Note 13 - Segment Information	12 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
Note 13 – Segment Information

The Company’s reportable operating segments have been determined in accordance with the Company’s internal management reporting structure and include SES China, Technology Licensing and Related Services, and Corporate. The SES China reporting segment includes all of the assets and operations and related administrative costs for China including initial closing costs relating to our joint ventures. The Technology Licensing and Related Services reporting segment includes all of the Company’s current operating activities outside of China. The Corporate reporting segment includes the executive and administrative expenses of the corporate office in Houston. The Company evaluates performance based upon several factors, of which a primary financial measure is segment operating income or loss.

SES China previously included the ZZ Joint Venture. As discussed in Note 4, the ZZ Joint Venture has been classified as discontinued operations and removed from the segment disclosures.

The following table presents statements of operations data and assets by segment (unaudited) (in thousands):

	Year Ended June 30,
	2016	2015
Revenue:
SES China	$236	$20
Technology licensing and related services	414	149
Corporate	—	—
Total revenue	$650	$169

Depreciation and amortization:
SES China	$11	$27
Technology licensing and related services	199	203
Corporate	7	5
Total depreciation and amortization	$217	$235

Impairment loss:
SES China	$8,613	$—
Technology licensing and related services	—	—
Corporate	—	—
Total impairment loss	$8,613	$—

Operating loss:
SES China	$(10,365)	$(1,594)
Technology licensing and related services	(1,662)	(2,523)
Corporate	(7,909)	(6,895)
Total operating loss	$(19,936)	$(11,012)

Equity in losses of joint ventures:
SES China	$244	$—
Technology licensing and related services	—	—
Corporate	—	—
Total equity in losses of joint ventures	$244	$—

	June 30, 2016	June 30, 2015
Assets:
SES China	$24,526	$35,413
Technology licensing and related services	892	886
Corporate	17,101	22,645
Assets of discontinued operations	12,662	14,807
Total assets	$55,181	$73,751